Horizon Active Income Fund
Horizon Active Income Fund
HORIZON FUNDS

Horizon Active Income Fund

Supplement dated July 1, 2017

to the Summary Prospectuses and Prospectus

 dated March 31, 2017

This supplement serves as notification of the following changes:

1.    Effective as of July 1, 2017, Horizon Investments, LLC, the investment adviser to the Funds (“Horizon”), has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund (each, a “Fund”) so that direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) of the Investor Class shares of each Fund do not exceed 1.27%, 1.27%, and 1.09%, respectively. Prior to July 1, 2017, Horizon had agreed to waive its advisory fee and/or reimburse expenses to 1.42%, 1.42% and 1.24% of the average daily net assets of the Investor Class shares of each Fund, respectively. This contractual limitation is in effect until December 31, 2018.

In addition, effective as of July 1, 2017 the Shareholder Servicing Expenses for the Investor Class shares of each Fund is decreased from 0.25% to 0.10% of average daily net assets through December 31, 2018.

2.    Accordingly, the “Fees and Expenses” table and the “Example” for each Fund are deleted and replaced with the following:

C. Fees and Expenses of the Horizon Active Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Horizon Active Income Fund	Advisor Class	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Income Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.32%	0.32%	0.36%
Shareholder Servicing Expenses	[1]	none	none	0.10%
Remaining Other Expenses		0.32%	0.32%	0.26%
Acquired Fund Fees and Expenses	[2]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.57%	1.32%	1.36%
Fee Waiver and Expense Reimbursements	[3]	(0.10%)	(0.10%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.47%	1.22%	1.32%
[1]	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Income Fund were 0.25% of average daily net assets.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund's financial highlights do not include this figure.
[3]	The Income Fund's investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Income Fund, at least until December 31, 2018, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.24%, 0.99% and 1.09% of average daily net assets for Advisor Class, Institutional Class and Investor Class shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit. Only the Horizon Funds' Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example.
This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Horizon Active Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisor Class	150	486	846	1,859
Institutional Class	124	408	714	1,582
Investor Class	134	459	806	1,785

Please retain this supplement for your reference.